Income Taxes	6 Months Ended
Sep. 30, 2024
Income Taxes [Abstract]
INCOME TAXES

Note 14 – INCOME TAXES

Cayman Islands

Akso Health was incorporated in the Cayman Islands and is not subject to income taxes or capital gain under current laws of Cayman Islands.

Hong Kong

According to tax (Amendment) (No. 3) Ordinance 2018 published by Hong Kong government, since September1. 2018.under the two-tiered profits tax rate regime, the profits tax rate for the first HKD 2 million of assessable profits has been lowered to 8.25% (half of the rate specified in Schedule 8 to the Inland Revenue Ordinance (IRO)) for corporations. We Healthy Limited was subject to Hong Kong profit tax for the half year ended September 30, 2024 presented as it had assessable profit during the period presented.

United States

The Company’s subsidiaries established in the U.S. are incorporated in the U.S. and is subject to both federal and state income taxes for its business operation in the U.S. The applicable tax rate is 21% for federal, 6.5% for We Health established in New York, 0% for Akso Remote Medical and Akso Online MediTech established in Wyoming and 8% for Akso First Health established in Massachusetts. For the six months ended September 30, 2024, the Company had no taxable income in US.

PRC

The Company’s subsidiaries and VIEs established in the PRC are subject to the PRC statutory income tax rate of 25%, according to the PRC Enterprise Income Tax (“EIT”) law.